Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accrued Expenses
Accrued Expenses

Note 4. Accrued Expenses

The following is a summary of the Company’s accrued expenses:

	September 30,	December 31,
	2023	2022
Clinical trial expenses	$2,082,200	$1,884,117
Other	304,636	423,629
Total	$2,386,836	$2,307,746

Note 4.Accrued Expenses

The following is a summary of the Company’s accrued expenses:

	December 31,
	2022	2021
Clinical trial expenses	$1,884,117	$2,625,779
Other	423,629	330,766
Total	$2,307,746	$2,956,545